Net pension assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Net pension assets
15.	Net pension assets

	2018	2017
Pension assets	$28,339	$23,794

Post-employment benefits	(22,568)	(19,997)
Other employee benefits	(680)	(612)

Total employee benefits liability	$(23,248)	$(20,609)

Net pension asset	$5,091	$3,185

In accordance with Panamanian law, the Company contributes to the following defined benefit plans:

Seniority premium plan: it covers all employees eligible for the seniority premium as provided by the Company. Employees are fully vested in their benefit upon leaving the Company. The benefits consist of 1.92% of eligible earnings accumulated for each year of service.

Indemnity plan: it covers all employees eligible for the indemnity plan as provided by the Company. The benefits consist of 6.54% of eligible earnings accumulated for each year of service.

The actuarial liability is recognized for the legal obligation under the formal terms of the plan, and for the implied projections as required under IAS 19R. These actuarial projections do not constitute a legal obligation for the Company.

The following table summarizes the components of net benefit expense included under “Wages, salaries, benefits and other employees ‘expenses” in the accompanying consolidated statement of profit or loss:

Year ended December 31, 2018	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	(2,105)	—	(2,105)
Interest cost on net benefit obligation	(642)	666	24

Net benefit expense	$(2,747)	$666	$(2,081)

Year ended December 31, 2017	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	(1,767)	—	(1,767)
Interest cost on net benefit obligation	(568)	778	210

Net benefit expense	$(2,335)	$778	$(1,557)

Year ended December 31, 2016	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	(1,724)	—	(1,724)
Interest cost on net benefit obligation	(516)	689	173

Net benefit expense	$(2,240)	$689	$(1,551)

The following table shows reconciliation from the opening balance to the closing balances for net pension asset and its components:

	Defined benefit obligation	Fair value of assets	Other employee benefits liability	Defined benefit assets (liability)
At January 1, 2016	$(14,468)	$22,273	$(1,755)	$6,050
Current service cost	(1,724)	—	—	(1,724)
Interest cost	(516)	689	—	173
Return on plan assets greater (less) than discount rate	—	518		518
Experience (gain) loss	(1,052)	—	—	(1,052)
Invesment return	—	27	—	27
Assumption changes	(67)	—	—	(67)
Employer contributions	—	3,970	—	3,970
Benefits paid	1,329	(1,531)	(75)	(277)
Adjustments	—	—	1,208	1,208

At December 31, 2016	$(16,498)	$25,946	$(622)	$8,826
Current service cost	(1,767)	—	—	(1,767)
Interest (cost) income	(568)	778	—	210
Return on plan assets greater (less) than discount rate	—	(21)	—	(21)
Experience gain (loss)	(2,033)	—	—	(2,033)
Invesment return	—	88	—	88
Assumption changes	(226)	—	—	(226)
Employer contributions	—	(1,677)	—	(1,677)
Benefits paid	1,095	(1,320)	—	(225)
Adjustments	—	—	10	10

As of December 31, 2017	$(19,997)	$23,794	$(612)	$3,185
Current service cost	(2,105)	—	—	(2,105)
Interest (cost) income	(642)	666	—	24
Return on plan assets greater (less) than discount rate	—	483	—	483
Experience gain (loss)	(1,943)	—	—	(1,943)
Invesment return	—	67	—	67
Assumption changes	877	—	—	877
Employer contributions	1,242	4,780	—	6,022
Benefits paid	—	(1,451)	—	(1,451)
Adjustments	—	—	(68)	(68)

As of December 31, 2018	$(22,568)	$28,339	$(680)	$5,091

As of December 31, 2018 and 2017, plan assets are comprised totally by fixed term deposits.

As of December 31, 2017 employer contributions is a net amount of regular contributions by $3.5 million and retirement of interest earned by $5.2 million.

For the year ended December 31, 2018 actuarial loss of $0.3 million (2017: $2.0 million and 2016: $1.1 million) where recognized in other comprehensive income.

The following were the principal actuarial assumptions at the reporting date:

	2018	2017	2016
Economic assumptions -
Discount rate	3.91%	3.15%	3.37%
Compensation—salary increase	4%	4%	4%
Demographic assumptions -
Mortality	RP - 2000 no collar
Termination	13% all ages
Retirement
Males	62 years
Females	57 years

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amount shown below:

	December, 31 2018		December, 31 2017		December, 31 2016
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate (0.5% movement)	$(538)	$569	$(506)	$537	$(410)	$434
Salary rate (0.5% movement)	103	(93)	99	(89)	122	(117)

The following payments are expected contributions to the defined benefit plan in future years:

	2018	2017
Up to one year	$4,163	$3,424
One to five years	12,293	10,794
Over five years	13,076	11,401

Total expected payments	$29,532	$25,619